RECONCILIATION OF STOCKHOLDERS’ EQUITY AND NET INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Reconciliation Of Stockholders Equity And Net Income
Schedule of reconciliation of shareholders equity and net income

Thousand of Reais	Note	2025	2024	2023
Stockholders' equity attributed under to the Parent Brazilian GAAP		95,650,292	90,743,958	86,084,331
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	h	(129,735)	(76,256)	(75,538)
Reclassification of fair value through other comprehensive income	i	-	-	-
Impairment of financial assets measured at amortized cost	a	3,295,496	(387,348)	234,410
Category transfers - IFRS 9	b	(2,075)	(187,807)	(664,635)
Deferral of financial fees, commissions and inherent costs under effective interest rate method	c	1,118,303	2,044,873	1,689,463
Reversal of goodwill amortization	d	27,270,375	26,925,987	26,618,368
Santander Serviços goodwill (Santusa)	g	(298,978)	(298,978)	(298,978)
Realization on purchase price adjustments	e	577,831	577,831	586,024
Adjustment referring to the difference between Book Value vs. the fair on Carsale's entry into Webmotors		79,175	79,175	79,175
Option for Acquisition of Equity Instrument	f	15,143	181,717	181,717
Tax Credit – Initial Adoption Law 4.966	i	(2,368,499)	-	-
Others		(33,798)	(111,467)	18,667
Stockholders' equity attributed to the parent under IFRS		125,173,530	119,491,685	114,453,004
Non-controlling interest under IFRS		1,379,614	335,447	403,350
Stockholders' equity (including non-controlling interest) under IFRS		126,553,144	119,827,132	114,856,354

Thousand of Reais	Note	2025	2024	2023
Net income attributed to the Parent under Brazilian GAAP		15,338,645	13,477,390	8,973,657
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	h	(19,479)	(33,811)	(29,788)
Reclassification of fair value through other comprehensive income	i	-	-	-
Impairment of financial assets measured at amortized cost	a	(1,900,405)	(587,260)	1,036,851
Category transfers - IFRS 9	b	-	-	(17,584)
Deferral of financial fees, commissions and inherent costs under effective interest rate method	c	(911,522)	340,362	195,653
Realization on purchase price adjustments	e	-	(8,193)	(8,760)
Reversal of goodwill amortization	d	160,425	138,404	147,171
Option to Acquire Own Equity Instrument	f	15,143	181,717	181,717
Reversal of Provision PIS Law 9,718	j	-	-	(980,212)
Others		83,228	(143,103)	(49,392)
Net income attributed to the parent under IFRS		12,766,035	13,365,506	9,449,313
Non-controlling interest under IFRS		199,088	48,257	49,499
Net income (including non-controlling interest) under IFRS		12,965,123	13,413,763	9,498,812